Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—92.1%
		Automotive—1.6%
$ 11,134,725	[2]	VINFAST Trading and Production LLC, 4.714% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$11,092,269	$ 11,121,302
		Banking—6.6%
10,000,000	[2]	Access Bank PLC, 2.945% (6-month USLIBOR +2.550%), 7/14/2022	7/13/2021	9,915,000	9,988,959
5,000,000		African Export-Import Bank, 2.947%, 9/23/2022	9/9/2021	5,000,000	4,994,577
10,000,000	[2]	Agrobank, 5.052% (6-month USLIBOR +3.500%), 10/14/2022	2/19/2021- 10/14/2021	10,001,500	9,963,832
EUR 9,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	10,749,433	9,251,203
$ 11,200,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	11,200,000	10,804,510
		TOTAL			45,003,081
		Basic Industry - Forestry/Paper—0.2%
1,500,000	[2]	Bahia Cellulose, 4.612% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,500,562	1,500,000
		Basic Industry - Metals/Mining Excluding Steel—8.0%
649,099	[2]	Central Asia Metals PLC, 4.051% (1-month USLIBOR+3.950%), 11/3/2022	8/2/2021	649,098	611,216
14,000,000	[2]	China Hongqiao Group Ltd., 4.811% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	14,000,000	13,881,998
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.135% (3-month USLIBOR +3.750%), 3/1/2025	9/29/2011- 9/22/2015	2,294,479	0
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.012% (3-month USLIBOR +3.050%), 6/8/2025	7/31/2018- 10/2/2019	7,501,918	7,500,000
4,000,000	[2]	PJSC Acron, 2.762% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	4,000,000	3,563,805
14,000,000	[2]	PJSC MMC Norilsk Nickel, 3.024% (SOFR +1.400%), 2/20/2025	11/30/2020	13,826,750	11,327,751
8,100,000		Tasiast Mauritanie Ltd. SA, 4.545%, 12/15/2027	10/15/2020	8,100,000	8,100,000
14,500,000	[2]	Uralkali PJSC, 4.655% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	9,882,088
		TOTAL			54,866,858
		Basic Industry - Steel Producers/Products—0.2%
1,666,667	[2]	Arcelormittal, 4.194% (6-month USLIBOR +1.900%), 12/12/2022	6/20/2019	1,666,667	1,665,093
		Building & Development—1.0%
5,000,000	[2]	IHS Zambia Ltd., 6.044% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,993,500	4,823,176
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	1,777,987
		TOTAL			6,601,163
		Capital Goods - Aerospace & Defense—0.1%
518,508	[2]	Gulf Air BSC, 4.862% (1-month USLIBOR +3.250%), 1/19/2023	3/27/2017	518,702	518,508
		Consumer Goods - Food - Wholesale—5.3%
198,518	[3,4,5]	Banacol, 1.750%, 6/28/2025	1/2/2013- 6/28/2017	194,509	118,555
3,590,476	[2]	Ghana Cocoa Board, 2.162% (1-month USLIBOR +1.100%), 8/31/2022	1/24/2022- 2/24/2022	3,590,476	3,566,432
3,093,750	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	3,093,750	2,934,479
1,100,864	[3,4,5,6]	GVO, 5.334%, 11/2/2015	4/13/2011	1,105,045	210,045
7,500,000	[2]	International Beverage Tashkent, 5.483% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	7,500,000	7,415,513
13,000,000		JBS SA, 2.100%, 9/23/2022	10/26/2021	13,000,000	12,950,547
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (6-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	1,082,000

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$ 2,571,429	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	$ 2,571,428	$ 128,571
1,667,000	[2,3,4,5,6]	Seara, 5.844% (3-month USLIBOR +4.850%), 6/15/2017	10/29/2014- 12/8/2014	1,658,665	83,350
7,000,000	[2]	Ulker Biskuvi Sanayi AS, 3.266% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	6,981,250	6,650,892
4,921,053	[2,3,4,5]	Vicentin SAIC II, 7.044% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	4,904,088	738,158
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.410% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	375,000
		TOTAL			36,253,542
		Energy - Exploration & Production—10.8%
14,000,000	[2]	Chrysaor E&P Finance Ltd., 4.146% (1-month USLIBOR +3.140%), 11/23/2027	8/2/2021	13,958,000	13,890,451
17,888,597	[2]	FPF005 PTE Ltd. Singapore, Inc., 3.606% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	17,799,154	17,888,597
5,000,767		Prime Oil and Gas BV, 5.402%, 12/5/2024	9/17/2019	4,963,262	4,939,393
2,087,521	[2]	SHT, 4.600% (1-month USLIBOR +3.600%), 9/30/2025	8/26/2014	2,045,341	2,087,521
4,035,537	[2,3,4,5,6]	SNPC, 3.739% (1-month USLIBOR +0.025%), 12/31/2033	7/28/2015- 3/4/2020	4,035,537	2,035,928
4,153,846	[2]	SOCAR Energy ’18, 2.562% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	4,129,615	4,153,846
6,000,000	[2]	SOCAR Energy, 4.114% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	5,662,929
4,765,563	[2]	Sonangol Finance Ltd., 4.707% (2-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	4,672,711	4,635,577
8,333,333	[2]	Sonangol Finance Ltd., 5.310% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021	8,250,000	7,888,699
3,333,333		State Oil Co. Of The Azer, 3.481%, 2/22/2024	1/22/2021	3,329,500	3,306,166
7,654,041	[2]	Yibal Export Pdo, 2.589% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016- 7/15/2019	7,580,174	7,654,040
		TOTAL			74,143,147
		Energy - Gas Distribution—2.6%
17,889,507		Venture Global Calcasieu Pass LLC, 3.999%, 8/19/2026	1/28/2021- 5/23/2022	17,541,717	17,889,507
		Energy - Integrated Energy—4.2%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	17,591,597
11,663,427	[2]	Staatsolie Maatschappij Suriname NV, 6.064% (0.50% Base rate + 2.5000%), 5/23/2025	6/21/2019- 6/30/2021	11,663,427	11,491,867
		TOTAL			29,083,464
		Energy - Oil Refining and Marketing—13.6%
3,322,917	[2]	Dangote, 7.304% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	3,302,979	3,296,139
18,000,000		Monroe Energy LLC, 3.790%, 7/6/2022	6/16/2022	17,963,995	17,988,233
11,358,902		Pakistan, Government of, 2.702% - 5.459%, 9/23/2022	6/14/2021- 9/27/2021	11,999,999	11,311,991
8,500,000		Pakistan, Government of, 3.693%, 2/24/2023	11/9/2021- 2/28/2022	8,500,000	8,018,736
2,065,252	[2,3,4,5,6]	Samir Energy II, 5.542% (1-month USLIBOR +3.460%), 12/31/2015	5/30/2014	2,057,288	103,263
EUR 2,562,565		Societe Natio D Electr Du Sen 2021 Eur Term Loan, 3.916%, 10/5/2023	3/31/2022	2,834,837	2,554,314
$ 7,600,000	[2]	Trafigura Pte Ltd., 2.457% (1-month USLIBOR +2.000%), 12/9/2022	4/21/2022	7,600,000	7,626,021
8,500,000	[2]	Trafigura Pte Ltd., 2.468% (1-month USLIBOR +1.800%), 9/23/2022	12/16/2021	8,442,000	8,493,369
13,583,747	[2]	Trafigura Pte Ltd., 3.394% (1-month USLIBOR +2.500%), 3/31/2025	2/28/2022- 3/16/2022	13,583,747	13,583,747
5,876,248	[2]	Tupi Nordeste SARL, 3.829% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021	5,876,248	5,844,628
14,619,344	[2]	Yinson Bornia Production, 4.463% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 6/20/2022	14,619,345	14,619,344
		TOTAL			93,439,785

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—0.4%
$ 2,588,235	[2]	Banco del Pacifico, 7.161% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	$ 2,588,235	$ 2,586,102
		Foreign Sovereign—12.9%
EUR 5,824,800	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	6,440,319	6,104,099
$ 1,666,750	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 7.745% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	1,683,418	1,678,080
EUR 11,000,000		Burkina Faso, Government of, 3.300%, 1/22/2023	3/7/2022- 4/19/2022	11,951,007	11,072,699
8,555,800		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019- 8/25/2021	9,479,103	8,421,837
$ 9,989,548		Egypt, Government of, 2.475%, 3/13/2023	7/7/2021- 3/15/2022	9,989,548	9,981,907
6,428,999		Egypt, Government of, 3.680%, 12/12/2022	6/11/2021- 12/14/2021	9,382,808	6,368,081
12,178,586		Egypt, Government of, 3.680%, 7/21/2023	11/26/2021- 6/26/2022	12,178,586	11,992,553
7,500,000	[2]	Energy Development Oman, 5.184% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	7,461,096	7,500,000
1,793,445		Gambia, Government of, 3.603%, 8/26/2022	7/9/2021- 8/30/2021	1,793,445	1,781,249
3,181,818	[2]	Kenya, Government of, 7.254% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019	3,167,879	2,937,640
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 4.100% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	5,877,250	4,220,079
1,000,000		Senegal, Government of, 2.800%, 4/15/2023	5/10/2022	1,050,816	1,030,886
2,442,937	[2]	Senegal, Government of, 4.350% (6-month EURIBOR +4.350%), 10/7/2026	2/23/2022	2,761,620	2,363,454
$ 12,687,500	[2]	Sharjah Govt., 1.843% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	12,624,063	12,687,500
		TOTAL			88,140,064
		Lease—3.7%
13,017,718		AerCap Holdings NV, 2.456%, 12/31/2025	11/23/2021	13,020,049	12,711,188
13,000,000	[2]	Far East Horizon Ltd., 3.403% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,834,815
		TOTAL			25,546,003
		Metals & Mining—2.2%
15,000,000	[2]	Navoi Mining and Metallurgical Company, 5.855% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	14,887,500	14,846,749
		Oil Field Services—1.4%
10,420,324	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 3.711% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	10,420,324	9,891,037
		Services - Support-Services—0.4%
2,994,510	[2]	Airport International Group, 3.709% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	2,800,666	2,970,366
		Supranational—3.4%
8,219,511		African Export-Import Bank (Afreximbank), 2.345%, 3/6/2023	3/10/2022	8,219,511	8,177,277
15,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.573% - 3.604%, 12/17/2022	12/16/2020- 8/4/2021	14,888,000	14,917,374
		TOTAL			23,094,651
		Telecommunications - Wireless—3.0%
13,784,615		IHS Towers NG Ltd., 4.576%, 9/18/2024	9/14/2021- 4/20/2022	13,724,616	13,533,691
EUR 7,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.250% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	8,177,054	6,939,489
		TOTAL			20,473,180
		Transportation - Airlines—1.8%
$ 13,011,363		Avolon Aerospace, 2.817% - 3.138%, 3/31/2025	11/27/2019	13,227,876	12,103,110

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—0.9%
$ 2,977,638	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/15/2024	12/28/2017	$ 3,733,842	$ 2,941,178
2,065,000	[2]	Asyaport, 4.767% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	2,065,000	2,065,000
848,699	[2]	Autopistas Urbanas SA (AUSA), 4.006% (3-month USLIBOR +3.500%), 11/15/2022	11/13/2017	835,968	845,043
		TOTAL			5,851,221
		Utility - Electric-Generation—7.8%
999,600	[2]	Egypt Electric, 5.189% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015	989,604	991,289
7,600,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 6.631% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	7,524,000	7,508,398
7,000,000		Karpower International B.V., 6.860%, 3/22/2023	4/27/2022	7,000,000	6,999,931
10,073,617	[2]	Karpowership, 5.326% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 2/28/2022	9,854,206	10,040,672
IDR 103,526,953,522		PT MaxPower, 7.750%, 6/10/2039	6/12/2019- 12/20/2021	6,147,191	6,949,284
$ 7,334,625	[2]	SMN Barka Power Co. S.A.O.C., 1.258% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	6,747,855	7,130,292
14,000,000	[2]	The Sharjah Electricity and Water Authority, 2.933% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	13,977,950	14,000,000
		TOTAL			53,619,866
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $675,042,309)			631,207,799
		INVESTMENT COMPANY—5.1%
34,743,945		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[7] (IDENTIFIED COST $34,723,662)			34,723,098
		TOTAL INVESTMENT IN SECURITIES—97.2% (IDENTIFIED COST $709,765,971)			665,930,897
		OTHER ASSETS AND LIABILITIES - NET—2.8%[8]			19,349,844
		TOTAL NET ASSETS—100%			$685,280,741
At June 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/18/2022	State Street Bank & Trust Co.	18,812,997	EUR	$19,611,375	$(120,204)
9/16/2022	State Street Bank & Trust Co.	18,850,000	EUR	$19,724,504	$(131,868)
10/17/2022	Bank of America, N.A.	997,500	EUR	$1,072,279	$18,911
10/17/2022	State Street Bank & Trust Co.	18,850,000	EUR	$19,766,938	$(138,812)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(371,973)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $614,808 and $856,925, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$59,327,627
Purchases at Cost	$170,598,635
Proceeds from Sales	$(195,208,538)
Change in Unrealized Appreciation/Depreciation	$(7,146)
Net Realized Gain/(Loss)	$12,520
Value as of 6/30/2022	$34,723,098
Shares Held as of 6/30/2022	34,743,945
Dividend Income	$111,456

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2022, these restricted securities amounted to $631,207,799, which represented 92.1% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’

policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$631,207,799	$631,207,799
Investment Company	34,723,098	—	—	34,723,098
TOTAL SECURITIES	$34,723,098	$—	$631,207,799	$665,930,897
Other Financial Instruments[1]
Assets	$—	$18,911	$—	$18,911
Liabilities	—	(390,884)	—	(390,884)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(371,973)	$—	$(371,973)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$723,734,897
Accreted/amortized discount/premiums	477,883
Realized gain (loss)	(737,804)
Change in unrealized appreciation/depreciation	(6,192,964)
Purchases	124,340,613
(Sales)	(210,414,826)
Balance as of 6/30/2022	$631,207,799
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2022	$(7,158,464)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate